Cover	Dec. 18, 2025
Cover [Abstract]
Entity Registrant Name	ASP Isotopes Inc.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Dec. 18, 2025
Entity Ex Transition Period	false
Entity File Number	001-41555
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Entity Address Address Line 1	601 Pennsylvania Avenue NW
Entity Address Address Line 2	South Building
Entity Address Address Line 3	Suite 900
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20004
City Area Code	202
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	756-2245
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ